Exhibit 99.1

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	October 2015
Distribution Date	11/16/2015
Transaction Month	28
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 1, 2013
Closing Date:	June 27, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:	$1,514,531,732.70

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%	July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%	March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%	September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%	February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%	February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%	February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%	September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$157,585,939.48	0.3656286	$131,196,349.47	0.3043999	$26,389,590.01
Class A-4 Notes	$167,690,000.00	1.0000000	$167,690,000.00	1.0000000	$-
Class B Notes	$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$426,745,939.48	0.2838992	$400,356,349.47	0.2663431	$26,389,590.01

Weighted Avg. Coupon (WAC)	3.50%		3.52%
Weighted Avg. Remaining Maturity (WARM)	31.52		30.74
Pool Receivables Balance	$457,215,136.59		$430,304,347.47
Remaining Number of Receivables	47,750		45,775

Adjusted Pool Balance	$449,463,915.47		$423,074,325.46

III. COLLECTIONS

Principal:
Principal Collections	$26,255,505.86
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$513,361.59
Total Principal Collections	$26,768,867.45

Interest:
Interest Collections	$1,355,858.01
Late Fees & Other Charges	$65,664.44
Interest on Repurchase Principal	$-
Total Interest Collections	$1,421,522.45

Collection Account Interest	$2,272.50
Reserve Account Interest	$328.25
Servicer Advances	$-

Total Collections	$28,192,990.65

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	October 2015
Distribution Date	11/16/2015
Transaction Month	28
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$28,192,990.65
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$28,192,990.65

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$381,012.61		$381,012.61	$381,012.61
Collection Account Interest					$2,272.50
Late Fees & Other Charges					$65,664.44
Total due to Servicer					$448,949.55

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$93,238.35		$93,238.35
Class A-4 Notes		$141,139.08		$141,139.08

Total Class A interest:		$234,377.43		$234,377.43	$234,377.43

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

Available Funds Remaining:					$27,349,603.50

9. Regular Principal Distribution Amount:					$26,389,590.01

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$26,389,590.01
Class A-4 Notes				$-
Class A Notes Total:		$26,389,590.01		$26,389,590.01
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$26,389,590.01		$26,389,590.01

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					960,013.49

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$7,751,221.12
Beginning Period Amount	$7,751,221.12
Current Period Amortization	$521,199.11
Ending Period Required Amount	$7,230,022.01
Ending Period Amount	$7,230,022.01
Next Distribution Date Required Amount	$6,735,676.10

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	5.05%	5.37%	5.37%

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	October 2015
Distribution Date	11/16/2015
Transaction Month	28
30/360 Days	30
Actual/360 Days	32

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.34%	45,014	97.64%	$420,130,831.49
30 - 60 Days	1.32%	603	1.86%	$8,013,484.22
61 - 90 Days	0.27%	124	0.39%	$1,665,762.27
91 + Days	0.07%	34	0.11%	$494,269.49
		45,775		$430,304,347.47
Total
Delinquent Receivables 61 + days past due	0.35%	158	0.50%	$2,160,031.76
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.34%	161	0.51%	$2,320,987.07
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.34%	169	0.50%	$2,442,245.87
Three-Month Average Delinquency Ratio	0.34%		0.50%

Repossession in Current Period		35		$462,700.21
Repossession Inventory		91		$291,993.17

Charge-Offs
Gross Principal of Charge-Off for Current Period				$655,283.26
Recoveries				$(513,361.59)
Net Charge-offs for Current Period				$141,921.67

Beginning Pool Balance for Current Period				$457,215,136.59

Net Loss Ratio				0.37%
Net Loss Ratio for 1st Preceding Collection Period				0.37%
Net Loss Ratio for 2nd Preceding Collection Period				0.64%
Three-Month Average Net Loss Ratio for Current Period				0.46%

Cumulative Net Losses for All Periods				$13,381,859.07
Cumulative Net Losses as a % of Initial Pool Balance				0.86%

Principal Balance of Extensions				$2,049,960.29
Number of Extensions				146